Condensed Unaudited Consolidated Statements of Changes in Equity - CAD ($)	Share capital	Share subscription	Share-based payment reserve	Foreign Currency Translation Reserve	Deficit	Total
Beginning balance at Dec. 31, 2017	$ 22,718,282	$ 750,000	$ 3,518,286		$ (21,335,552)	$ 5,651,016
Beginning balance, shares at Dec. 31, 2017	23,794,106
Shares issued for cash	$ 3,196,610	(750,000)				2,446,610
Shares issued for cash (in shares)	757,138
Shares issued on exercise of options	$ 31,669		(19,274)			12,395
Shares issued on exercise of options (in shares)	6,198
Adjustment for warrant derivative liability	$ (676,967)					(676,967)
Share issued for finders fees	$ 23,678					23,678
Share issued for finders fees (in shares)	2,286
Stock-based compensation			790,234			790,234
Comprehensive loss for the period					(2,403,974)	(2,403,974)
Ending balance at Mar. 31, 2018	$ 25,293,272		4,289,246		(23,739,526)	5,842,992
Ending balance, shares at Mar. 31, 2018	24,559,728
Beginning balance at Dec. 31, 2017	$ 22,718,282	$ 750,000	3,518,286		(21,335,552)	5,651,016
Beginning balance, shares at Dec. 31, 2017	23,794,106
Comprehensive loss for the period						(7,910,509)
Ending balance at Sep. 30, 2018	$ 39,317,540		6,752,955	$ (250)	(29,246,061)	16,824,184
Ending balance, shares at Sep. 30, 2018	27,786,111
Beginning balance at Mar. 31, 2018	$ 25,293,272		4,289,246		(23,739,526)	5,842,992
Beginning balance, shares at Mar. 31, 2018	24,559,728
Shares issued for cash	$ 3,002,985					3,002,985
Shares issued for cash (in shares)	425,405
Shares issued for services	$ 622,877					622,877
Shares issued for services (in shares)	75,000
Stock-based compensation			1,094,181			1,094,181
Comprehensive loss for the period					(2,616,215)	(2,616,215)
Ending balance at Jun. 30, 2018	$ 28,919,134		5,383,427		(26,355,741)	7,946,820
Ending balance, shares at Jun. 30, 2018	25,060,133
Shares issued for cash	$ 9,408,479		725,300			10,133,779
Shares issued for cash (in shares)	2,625,978
Shares issued for services	$ 312,960					312,960
Shares issued for services (in shares)	100,000
Adjustment for warrant derivative liability	$ 676,967					676,967
Stock-based compensation			644,228			644,228
Comprehensive loss for the period				(250)	(2,890,320)	(2,890,570)
Ending balance at Sep. 30, 2018	$ 39,317,540		6,752,955	(250)	(29,246,061)	16,824,184
Ending balance, shares at Sep. 30, 2018	27,786,111
Beginning balance at Dec. 31, 2018	$ 46,622,299		7,667,591	(10,005)	(31,373,697)	22,906,188
Beginning balance, shares at Dec. 31, 2018	32,332,343
Shares issued for cash	$ 14,725,221					14,725,221
Shares issued for cash (in shares)	3,333,334
Shares issued pursuant to exercise of warrants	$ 4,657,266					4,657,266
Shares issued pursuant to exercise of warrants (in shares)	1,046,300
Shares issued for services	$ 201,077					201,077
Shares issued for services (in shares)	93,020
Stock-based compensation			1,999,992			1,999,992
Comprehensive loss for the period				2,683	(20,629,865)	(20,627,182)
Ending balance at Mar. 31, 2019	$ 66,205,863		9,667,583	(7,322)	(52,003,562)	23,862,562
Ending balance, shares at Mar. 31, 2019	36,804,997
Beginning balance at Dec. 31, 2018	$ 46,622,299		7,667,591	(10,005)	(31,373,697)	22,906,188
Beginning balance, shares at Dec. 31, 2018	32,332,343
Comprehensive loss for the period						(22,671,794)
Ending balance at Sep. 30, 2019	$ 66,504,106		11,803,866	325	(54,055,821)	24,252,476
Ending balance, shares at Sep. 30, 2019	36,952,820
Beginning balance at Mar. 31, 2019	$ 66,205,863		9,667,583	(7,322)	(52,003,562)	23,862,562
Beginning balance, shares at Mar. 31, 2019	36,804,997
Shares issue costs	$ (10,425)					(10,425)
Shares issued pursuant to exercise of warrants	$ 145,153					145,153
Shares issued pursuant to exercise of warrants (in shares)	70,023
Shares issued for services	$ 171,101					171,101
Shares issued for services (in shares)	41,030
Shares issued on exercise of options	$ 47,539		(12,531)			35,008
Shares issued on exercise of options (in shares)	43,760
Stock-based compensation			551,035			551,035
Comprehensive loss for the period				21,904	3,281,362	3,303,266
Ending balance at Jun. 30, 2019	$ 66,559,231		10,206,087	14,582	(48,722,200)	28,057,700
Ending balance, shares at Jun. 30, 2019	36,959,810
Shares issue costs	$ (15,699)					(15,699)
Shares issued for services	$ 10,766					10,766
Shares issued for services (in shares)	3,010
Shares cancelled	$ (50,192)					(50,192)
Shares cancelled (in shares)	(10,000)
Stock-based compensation			1,597,779			1,597,779
Comprehensive loss for the period				(14,257)	(5,333,621)	(5,347,878)
Ending balance at Sep. 30, 2019	$ 66,504,106		$ 11,803,866	$ 325	$ (54,055,821)	$ 24,252,476
Ending balance, shares at Sep. 30, 2019	36,952,820